Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2015	May. 13, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	NewLead Holdings Ltd.
Trading Symbol	newl
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		62,522,491
Amendment Flag	false
Entity Central Index Key	0001322587
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY